Note 13 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative Asset, Current	$ 1,437,398	$ 0
Interest rate swap contracts	705,970	210,113
Total derivative assets	2,143,368	210,113
Total derivative liabilities	0	289,430
Interest Rate Swap [Member]
Derivative Asset, Current	1,396,568	0
Interest rate swap contracts	705,970	210,113
Noncurrent liabilities- Derivatives	0	289,430
Freight Forward Agreements [Member]
Derivative Asset, Current	$ 40,830	$ 0